Note 30 - Dividends Paid (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018 CAD ($) $ / shares	Mar. 31, 2018 $ / shares	Mar. 31, 2017 CAD ($) $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.50		$ 0.50
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 74,881		$ 75,094
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | (per share)		$ 2.125	$ 0.3128
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 11,380		$ 1,657